Consolidated Statements of Income (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Operating revenues (Note 3):
Fixed voice related services	¥ 1,578,941	¥ 1,712,877	¥ 1,895,458
Mobile voice related services	1,052,622	1,257,490	1,523,309
IP / packet communications services	3,711,866	3,712,766	3,556,726
Sale of telecommunication equipment	969,664	844,883	580,900
System integration	2,275,034	2,009,953	1,935,952
Other	1,337,047	1,162,771	1,015,017
Operating revenues, Total	10,925,174	10,700,740	10,507,362
Operating expenses (Notes 3, 15 and 17):
Cost of services (excluding items shown separately below)	2,360,916	2,303,672	2,244,070
Cost of equipment sold (Note 2) (excluding items shown separately below)	885,288	864,251	787,681
Cost of system integration (excluding items shown separately below)	1,643,988	1,402,259	1,345,188
Depreciation and amortization (Note 8)	1,880,293	1,899,245	1,910,698
Impairment losses	5,738	5,416	9,555
Selling, general and administrative expenses (Notes 17)	2,929,111	2,992,588	2,981,734
Goodwill and other intangible asset impairments (Note 8)	6,187	31,341	5,470
Operating expenses, Total	9,711,521	9,498,772	9,284,396
Operating income	1,213,653	1,201,968	1,222,966
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(47,684)	(54,339)	(56,326)
Interest income	17,632	17,638	19,298
Other, net (Notes 9, 18 and 19)	110,594	32,380	53,392
Nonoperating income (expense), Total	80,542	(4,321)	16,364
Income before income taxes and equity in earnings (losses) of affiliated companies	1,294,195	1,197,647	1,239,330
Income tax expense (benefit) (Note 11):
Current	483,113	461,995	450,954
Deferred	3,433	11,959	132,273
Income tax expense (benefit), Total	486,546	473,954	583,227
Income before equity in earnings (losses) of affiliated companies	807,649	723,693	656,103
Equity in earnings (losses) of affiliated companies (Notes 6 and 15)	(50,792)	(16,093)	(7,552)
Net income	756,857	707,600	648,551
Less-Net income attributable to noncontrolling interests	171,384	185,668	180,850
Net income attributable to NTT	¥ 585,473	¥ 521,932	¥ 467,701
Per share of common stock:
Weighted average number of shares outstanding	1,149,758,214	1,211,880,769	1,275,519,400
Net income attributable to NTT	¥ 509.21	¥ 430.68	¥ 366.67
Cash dividends to be paid to shareholders of record date	¥ 170	¥ 160	¥ 140